Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Central Index Key	dei_EntityCentralIndexKey	0000719423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Government Securities Fund (Prospectus Summary) | Government Securities Fund | Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGSX